Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Discount rate	0.75%	1.125%
Rate of return on plan assets	0.75%	1.125%
Rate of compensation increase	2.00%	2.00%